Initial Public Offering (Details) - USD ($)	1 Months Ended
	Feb. 15, 2023	Aug. 19, 2021	Aug. 17, 2021	Mar. 31, 2023	Dec. 31, 2022	Aug. 31, 2020
Initial Public Offering (Details) [Line Items]
Number of units issued in transaction (in Shares)					3,200,000	1,000
Price per share				$ 18
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued in transaction (in Shares)			15,000,000
Price per share			$ 10
Generating gross proceeds (in Dollars)			$ 150,000,000
Initial business combination, term			5 years
Purchase of additional units (in Shares)			2,250,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Price per share		$ 10
Additional gross proceeds (in Dollars)		$ 22,500,000
Class A Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Warrant price per share			$ 11.5
Purchase of additional units (in Shares)	2,475,000